Investments in Financial Instruments	12 Months Ended
Dec. 31, 2023
Investments in Financial Instruments [Abstract]
Investments in financial instruments
11.	Investments in financial instruments

The balances as of December 31, 2023 and 2022 are as follows:

	2023	2022

Other stock instruments	$1,461,865	$1,758,605

Corresponds to instruments listed on the Stock Exchange and its fair value is determined using the market prices quoted on the valuation date.